Investments in subsidiaries	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Investments in subsidiaries

18	Investments in subsidiaries

Principal subsidiaries of HSBC Holdings
	At 31 Dec 2017
	Country of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary and Preferred Ordinary, $0.01 Non-cumulative third Dollar Preference Shares
HSBC France	France	99.99	€5 Actions
HSBC Assurances Vie (France)	France	99.99	287.50 EUR Ordinary shares
HSBC Private Banking Holdings (Suisse) SA	Switzerland	100	CHF1,000 Ordinary
HSBC Trinkaus & Burkhardt AG	Germany	80.67	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank Australia Limited	Australia	100	Ordinary no par value
HSBC Bank (China) Company Limited	PRC[4]	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.50 Ordinary
HSBC Bank (Taiwan) Limited	Taiwan	100	TWD10 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value, CIP[1] and NIP[2]
HSBC Bank (Singapore) Limited	Singapore	100	SGD100 Ordinary
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 CRP[3]
HSBC Bank Egypt S.A.E.	Egypt	94.54	EGP84 Ordinary
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	USA	100	$100 Common and $0.01 Preference
HSBC Securities (USA) Inc.	USA	100	$0.05 Common
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary

1	Cumulative Irredeemable Preference shares.

2	Non-cumulative Irredeemable Preference shares.

3	Cumulative Redeemable Preference shares.

4	People’s Republic of China.
Details of the debt, subordinated debt and preference shares issued by the principal subsidiaries to parties external to the Group are included in Notes 24 ‘Debt securities in issue’, 27 ‘Subordinated liabilities’ and 30 ‘Non-controlling interests’, respectively.
A list of all related undertakings is set out on pages 288 to 297. The principal countries of operation are the same as the countries of incorporation except for HSBC Life (International) Limited, which operates mainly in Hong Kong.
HSBC is structured as a network of regional banks and locally incorporated regulated banking entities. Each bank is separately capitalised in accordance with applicable prudential requirements and maintains a capital buffer consistent with the Group’s risk appetite for the relevant country or region. HSBC’s capital management process is incorporated in the Annual Operating Plan, which is approved by the Board.
HSBC Holdings is the primary provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary. These investments are substantially funded by HSBC Holdings’ issuance of equity and non-equity capital, and by profit retention. The reduction in HSBC Holdings investments in subsidiaries of $2,920m during the year (2016: $1,920m) is driven by $4,070m return of capital from subsidiaries (2016: $3,898m), $242m intra-group disposals (2016: $0m), $352m of other movements including provisions (2016: $95m) partially offset by $1,744m of new capital injections (2016: $2,073m).
As part of its capital management process, HSBC Holdings seeks to maintain a balance between the composition of its capital and its investment in subsidiaries. Subject to this, there is no current or foreseen impediment to HSBC Holdings’ ability to provide funding for such investments. During 2017, consistent with the Group’s capital plan, the Group’s subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
The amount of guarantees by HSBC Holdings in favour of other Group entities is set out in Note 32.
Information on structured entities consolidated by HSBC where HSBC owns less than 50% of the voting rights is included in Note 19 ‘Structured entities’. In each of these cases, HSBC controls and consolidates an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Subsidiaries with significant non-controlling interests
	2017	2016
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	997	814
Accumulated non-controlling interests of the subsidiary	6,233	5,792
Dividends paid to non-controlling interests	594	811
Summarised financial information:
– total assets	186,638	175,242
– total liabilities	169,275	159,035
– net operating income before loan impairment	4,556	3,937
– profit for the year	2,632	2,148
– total comprehensive income for the year	2,895	2,044